Bank Borrowings - Schedule of Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
Short-term	$ 51,918	322,128	487,964
Long-term, current portion	39,686	246,233	273,310
Total	91,604	568,361	761,274
Long-term, non-current portion	54,069	335,479	324,974
Total bank borrowings	$ 145,673	903,840	1,086,248